Fair Value (Gain)/Loss on Derivative - Investor Options - Summary of Fair Value Adjustment Gain/Loss on Investor Options (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of detailed information about fair value adjustment loss on investor options [line items]
Total fair value (gain)/loss on derivative - investor options	$ (28,283)	$ 11,224	$ 0
2023 Investor options
Disclosure of detailed information about fair value adjustment loss on investor options [line items]
Total fair value (gain)/loss on derivative - investor options	(14,344)	11,193
2024 Investor options
Disclosure of detailed information about fair value adjustment loss on investor options [line items]
Total fair value (gain)/loss on derivative - investor options	(13,928)	$ 31
Investor Options Converted to Shares
Disclosure of detailed information about fair value adjustment loss on investor options [line items]
Total fair value (gain)/loss on derivative - investor options	$ (11)